Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments
The table below presents future minimum rental payments, net of minimum sublease rentals of $7.1 million, for the remaining terms of the operating leases (in thousands):

2018	$4,529
2019	5,046
2020	5,534
2021	5,492
2022	5,377
Thereafter	5,602
Total	$31,580